Income and expenses - Sales and marketing expenses (Detail) - Sales and marketing expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and marketing expenses [line items]
Purchase of goods and services	€ (9,228)	€ (9,775)	€ (8,035)
Amortization and depreciation	(1,346)	(725)	(505)
Payroll expenses	(42,055)	(35,585)	(30,175)
Other	(360)	(218)	(220)
Total	€ (52,989)	€ (46,303)	€ (38,935)